Income Taxes - Schedule of Deferred Income Taxes (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets Liabilities Net [Line Items]
Unrecognized tax benefits	$ 163	$ 445
Tax Carryforwards And Deductions Expiration Period One [Member]
Deferred Tax Assets Liabilities Net [Line Items]
Tax effect of unspecified carryforward losses and deductions	$ 59
Tax Carryforwards And Deductions Expiration Period One [Member] | Minimum [Member]
Deferred Tax Assets Liabilities Net [Line Items]
Expiration period	Dec. 31, 2026
Tax Carryforwards And Deductions Expiration Period One [Member] | Maximum [Member]
Deferred Tax Assets Liabilities Net [Line Items]
Expiration period	Dec. 31, 2027
Tax Carryforwards And Deductions Expiration Period Two [Member]
Deferred Tax Assets Liabilities Net [Line Items]
Tax effect of unspecified carryforward losses and deductions	$ 552
Tax Carryforwards And Deductions Expiration Period Two [Member] | Minimum [Member]
Deferred Tax Assets Liabilities Net [Line Items]
Expiration period	Dec. 31, 2028
Tax Carryforwards And Deductions Expiration Period Two [Member] | Maximum [Member]
Deferred Tax Assets Liabilities Net [Line Items]
Expiration period	Dec. 31, 2035
Tax Carryforwards And Deductions No Expiration [Member]
Deferred Tax Assets Liabilities Net [Line Items]
Expiration period	Dec. 31, 2036
Tax effect of unspecified carryforward losses and deductions	$ 453
Tax Carryforwards And Deductions Indefinite [Member]
Deferred Tax Assets Liabilities Net [Line Items]
Tax effect of unspecified carryforward losses and deductions	$ 1,170